Funding from Group measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Funding From Group [Line Items]
Debt contributing to total loss-absorbing capacity (TLAC)	$ 93,711	$ 51,478	$ 51,102
Debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments	13,907	12,988	11,286
Debt eligible as low-trigger loss-absorbing additional tier 1 capital instruments	1,225	1,216	1,212
Other	2,882	2,175	3,682
Total	$ 111,725	$ 67,857	$ 67,282